Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Other Fixed Assets, Useful Life Assumptions [Table Text Block]
Description	Useful Life (years)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3